Events After the Balance Sheet Date - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [abstract]
Description of nature of Non adjusting event after reporting period	There have been no significant events between 31 December 2017 and the date of approval of these financial statements which would require a change to or additional disclosure in the financial statements.